Law Department
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103

Scott C. Durocher
Assistant Vice President
and Senior Counsel
Phone: 860-466-1222
Scott.Durocher@LFG.com

VIA EDGAR

January 2, 2019

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Lincoln National Variable Annuity Account H: 333-63505, 333-135219, 333-170695, 333-181615, 333-212681; 811-05721
Lincoln Life Variable Annuity Account N: 333-135039, 333-138190, 333-170897, 333-181612, 333-212680; 811-08517

Ladies and Gentlemen:

On behalf of The Lincoln National Life Insurance Company (the “Company”) and the above-referenced Separate Account, we are filing a certification pursuant to Rule 497(j) under the Securities Act of 1933.  In this regard, we certify that the prospectuses for the above-referenced contracts otherwise required to be filed under Rule 497(c) do not differ from the form of prospectus, as supplemented, contained in the most recent post-effective amendment, which was filed electronically on December 20, 2018.

Sincerely,
Scott C. Durocher